Shareholder Report, Holdings (Details) - C000142990	Jun. 30, 2026
Ducommun, Inc.None_264147109
Holdings [Line Items]
Percent of Total Investments	2.85%
Select Water Solutions, Inc.NoneA_81617J301
Holdings [Line Items]
Percent of Total Investments	1.87%
Insteel Industries, Inc.None_45774W108
Holdings [Line Items]
Percent of Total Investments	1.27%
Vishay Precision Group, Inc.None_92835K103
Holdings [Line Items]
Percent of Total Investments	1.20%
Magnite, Inc.None_55955D100
Holdings [Line Items]
Percent of Total Investments	1.19%
Mama's Creations, Inc.None_56146T103
Holdings [Line Items]
Percent of Total Investments	1.17%
Cryoport, Inc.None_229050307
Holdings [Line Items]
Percent of Total Investments	1.12%
Mesa Laboratories, Inc.None_59064R109
Holdings [Line Items]
Percent of Total Investments	1.12%
Enova International, Inc.None_29357K103
Holdings [Line Items]
Percent of Total Investments	1.09%
Kura Sushi USA, Inc.NoneA_501270102
Holdings [Line Items]
Percent of Total Investments	1.07%
Industrials
Holdings [Line Items]
Percent of Total Investments	26.80%
Health Care
Holdings [Line Items]
Percent of Total Investments	19.00%
Technology
Holdings [Line Items]
Percent of Total Investments	14.60%
Financials
Holdings [Line Items]
Percent of Total Investments	13.50%
Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.00%
Utilities
Holdings [Line Items]
Percent of Total Investments	3.10%
Energy
Holdings [Line Items]
Percent of Total Investments	2.90%
Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.70%
Basic Materials
Holdings [Line Items]
Percent of Total Investments	1.60%
Telecommunications
Holdings [Line Items]
Percent of Total Investments	1.40%
Real Estate
Holdings [Line Items]
Percent of Total Investments	1.40%
Common Stock
Holdings [Line Items]
Percent of Total Investments	97.70%
Money Market Fund
Holdings [Line Items]
Percent of Total Investments	2.30%